Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment Balances

Property and equipment balances as of December 31, 2014 and 2013 are as follows:

(in thousands)	2014	2013
Computer and other equipment	$317,862	261,937
Buildings and improvements	243,211	241,675
Furniture and other equipment	135,741	129,799
Land	16,763	17,021
Other	204	989

Total property and equipment	713,781	651,421
Less accumulated depreciation and amortization	423,196	391,453

Property and equipment, net	$290,585	259,968

Computer Software, Intangible Asset
Asset Under Capital Lease

The company held the following computer software under capital lease as of as of December 31, 2014 and 2013:

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Licensed computer software	$17,156	(4,816)	$12,340

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Licensed computer software	$13,175	(2,031)	$11,144

Property, Plant and Equipment
Asset Under Capital Lease

The company held the following property and equipment under capital lease as of December 31, 2014 and 2013:

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Computer and other equipment	$38,193	(29,816)	$8,377
Furniture and other equipment	5,374	(1,666)	3,708

Total	$43,567	(31,482)	$12,085

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Computer and other equipment	$35,335	(22,101)	$13,234
Furniture and other equipment	2,382	(931)	1,451

Total	$37,717	(23,032)	$14,685